American Funds Growth and Income PortfolioSM Summary prospectus November 1, 2015

Class A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
GAIOX	GAIBX	GAITX	GAIFX	GAIEX	CGNAX	CGNBX	CGNCX	CGNEX

529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
CGNFX	RGNAX	RGNBX	RBEGX	RAICX	RGNEX	RGQFX	RGNFX	RGNGX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (866) 421-2166 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated November 1, 2015, are incorporated by reference into this summary prospectus.

Investment objective

The fund’s investment objective is to provide long-term growth of capital while providing current income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 71 of the prospectus and on page 86 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C	529-E
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.20	1.00	1.00	0.25	none	0.20	1.00	1.00	0.50
Other expenses	0.12	0.13	0.12	0.14	0.13	0.21	0.22	0.21	0.18
Acquired (underlying) fund fees and expenses	0.37	0.37	0.37	0.37	0.37	0.37	0.37	0.37	0.37
Total annual fund operating expenses	0.79	1.60	1.59	0.86	0.60	0.88	1.69	1.68	1.15
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.69	1.50	1.49	0.76	0.50	0.78	1.59	1.58	1.05

	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.00	1.00	0.75	0.60[3]	0.50	0.25	none	none	none
Other expenses	0.20	0.13	0.40[3]	0.24	0.19[3]	0.12	0.18[3]	0.09	0.02
Acquired (underlying) fund fees and expenses	0.37	0.37	0.37	0.37	0.37	0.37	0.37	0.37	0.37
Total annual fund operating expenses	0.67	1.60	1.62	1.31	1.16	0.84	0.65	0.56	0.49
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.57	1.50	1.52	1.21	1.06	0.74	0.55	0.46	0.39

1 A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

2 The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least November 1, 2016. The waiver may only be modified or terminated with the approval of the series’ board.

3 Based on estimated amounts for the current fiscal year.

1     American Funds Growth and Income Portfolio / Summary prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$641	$803	$ 979	$1,488
B	653	895	1,061	1,674
C	252	492	856	1,881
F-1	78	264	467	1,052
F-2	51	182	325	740
529-A	650	830	1,025	1,588
529-B	662	923	1,108	1,774
529-C	261	520	903	1,979
529-E	107	355	623	1,389
529-F-1	58	204	363	825
R-1	153	495	861	1,892
R-2	155	501	871	1,912
R-2E	123	405	708	1,569
R-3	108	358	628	1,399
R-4	76	258	456	1,028
R-5E	56	198	352	800
R-5	47	169	303	692
R-6	40	147	264	606

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$153	$495	$861	$1,674
C	152	492	856	1,881
529-B	162	523	908	1,774
529-C	161	520	903	1,979

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the fiscal year ended October 31, 2014, the fund’s portfolio turnover rate was less than 1% of the average value of its portfolio or there was no turnover.

American Funds Growth and Income Portfolio / Summary prospectus     2

Principal investment strategies

The fund will attempt to achieve its investment objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will predominately consist of equity funds in the growth, growth-and-income, equity-income and balanced categories. However, the fund may also invest in bond funds.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital while providing current income. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

3     American Funds Growth and Income Portfolio / Summary prospectus

Principal risks

This section describes the principal risks associated with the fund’s and its underlying funds’ principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are certain risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The fund may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified fund would adversely affect the fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are certain risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

American Funds Growth and Income Portfolio / Summary prospectus     4

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

5     American Funds Growth and Income Portfolio / Summary prospectus

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	5/18/2012	0.91%	12.67%
– After taxes on distributions		0.07	11.96
– After taxes on distributions and sale of fund shares		1.24	9.88

Share classes (before taxes)	Inception date	1 year	Lifetime
B	5/18/2012	1.15%	13.11%
C	5/18/2012	5.20	14.36
F-1	5/18/2012	6.96	15.21
F-2	5/18/2012	7.22	15.48
529-A	5/18/2012	0.81	12.59
529-B	5/18/2012	1.07	13.00
529-C	5/18/2012	5.08	14.23
529-E	5/18/2012	6.68	14.87
529-F-1	5/18/2012	7.14	15.40
R-1	5/18/2012	6.16	14.37
R-2	5/18/2012	6.08	14.36
R-3	5/18/2012	6.60	14.85
R-4	5/18/2012	6.98	15.27
R-5	5/18/2012	7.19	15.52
R-6	5/18/2012	7.32	15.54

Indexes	1 year	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66%	21.98%
Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	8.77	18.12

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Growth and Income Portfolio / Summary prospectus     6

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	4 years	Partner – Capital Research Global Investors
Alan N. Berro Senior Vice President	4 years	Partner – Capital World Investors
Joanna F. Jonsson Senior Vice President	1 year	Partner – Capital World Investors
James B. Lovelace Senior Vice President	4 years	Partner – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	4 years	Partner – Capital Fixed Income Investors
John H. Smet Senior Vice President	4 years	Partner – Capital Fixed Income Investors
Andrew B. Suzman Senior Vice President	4 years	Partner – Capital World Investors

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

MFGEIPX-051-1115P Litho in USA CGD/ALD/10208	Investment Company File No. 811-22656

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE SUMMARY PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

American Funds Portfolio SeriesSM Summary Prospectus Supplement November 1, 2015

For the following summary prospectuses dated January 1, 2015

American Funds Global Growth PortfolioSM

American Funds Growth PortfolioSM

American Funds Growth and Income PortfolioSM

American Funds Balanced PortfolioSM

American Funds Income PortfolioSM

American Funds Tax-Advantaged Income PortfolioSM

American Funds Preservation PortfolioSM

American Funds Tax-Exempt Preservation PortfolioSM

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

On or about November 20, 2015, the funds listed on the cover of this amendment (other than American Funds Tax-Advantaged Income Portfolio and American Funds Tax-Exempt Preservation Portfolio) expect to issue a new class of shares, Class R-5E shares, which will generally be available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. You are receiving this amendment because you hold, or have recently held, shares of one or more of the funds listed on the previous page and the summary prospectus for each fund is being amended hereby.

1.	The legend on the cover page of the summary prospectus for each of the funds listed on the cover of this amendment is amended in its entirety to read as follows:

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated November 1, 2015, are incorporated by reference into this summary prospectus.

2.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) replacing the columns captioned “R-2,” “R-2E” and “R-3” in the “Annual fund operating expenses” table with the corresponding columns set forth under such fund’s name below, (ii) supplementing the “Annual fund operating expenses” table with the additional column captioned “R-5E” set forth under such fund’s name below, (iii) replacing the line items captioned “R-2,” “R-2E” and “R-3” in the cumulative estimated expense example table under the heading “Example” with the corresponding line items set forth under such fund’s name below and (iv) supplementing the cumulative estimated expense example table under the heading “Example” with the additional line item captioned “R-5E” set forth under such fund’s name below. Expense information for all other share classes, including annual fund operating expenses for other Class R shares (which are shown for comparative purposes only), remains unchanged. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

American Funds Global Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[3]	0.50	0.25	none	none	none
Other expenses	0.15	0.42[3]	0.26	0.20[3]	0.13	0.20[3]	0.11	0.04
Acquired (underlying) fund fees and expenses	0.49	0.49	0.49	0.49	0.49	0.49	0.49	0.49
Total annual fund operating expenses	1.74	1.76	1.45	1.29	0.97	0.79	0.70	0.63
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.64	1.66	1.35	1.19	0.87	0.69	0.60	0.53

2 The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least November 1, 2016. The waiver may only be modified or terminated with the approval of the series’ board.

3 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$169	$544	$944	$2,063
R-2E	137	449	782	1,725
R-3	121	399	697	1,546
R-5E	70	242	429	968

American Funds Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[3]	0.50	0.25	none	none	none
Other expenses	0.14	0.41[3]	0.26	0.19[3]	0.12	0.19[3]	0.10	0.03
Acquired (underlying) fund fees and expenses	0.43	0.43	0.43	0.43	0.43	0.43	0.43	0.43
Total annual fund operating expenses	1.67	1.69	1.39	1.22	0.90	0.72	0.63	0.56
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.57	1.59	1.29	1.12	0.80	0.62	0.53	0.46

2 The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least November 1, 2016. The waiver may only be modified or terminated with the approval of the series’ board.

3 Based on estimated amounts for the current fiscal year.

American Funds Portfolio Series / Summary Prospectus Amendment Page 1

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$162	$523	$908	$1,988
R-2E	131	430	750	1,658
R-3	114	377	660	1,467
R-5E	63	220	390	884

American Funds Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[3]	0.50	0.25	none	none	none
Other expenses	0.13	0.40[3]	0.24	0.19[3]	0.12	0.18[3]	0.09	0.02
Acquired (underlying) fund fees and expenses	0.37	0.37	0.37	0.37	0.37	0.37	0.37	0.37
Total annual fund operating expenses	1.60	1.62	1.31	1.16	0.84	0.65	0.56	0.49
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.50	1.52	1.21	1.06	0.74	0.55	0.46	0.39

2 The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least November 1, 2016. The waiver may only be modified or terminated with the approval of the series’ board.

3 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$155	$501	$871	$1,912
R-2E	123	405	708	1,569
R-3	108	358	628	1,399
R-5E	56	198	352	800

American Funds Balanced Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[3]	0.50	0.25	none	none	none
Other expenses	0.13	0.41[3]	0.24	0.19[3]	0.12	0.18[3]	0.09	0.03
Acquired (underlying) fund fees and expenses	0.39	0.39	0.39	0.39	0.39	0.39	0.39	0.39
Total annual fund operating expenses	1.62	1.65	1.33	1.18	0.86	0.67	0.58	0.52
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.52	1.55	1.23	1.08	0.76	0.57	0.48	0.42

2 The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least November 1, 2016. The waiver may only be modified or terminated with the approval of the series’ board.

3 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$158	$510	$887	$ 1,944
R-2E	125	411	719	1,591
R-3	110	365	639	1,422
R-5E	58	204	363	824

American Funds Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[3]	0.50	0.25	none	none	none
Other expenses	0.13	0.40[3]	0.24	0.19[3]	0.12	0.18[3]	0.09	0.03
Acquired (underlying) fund fees and expenses	0.31	0.31	0.31	0.31	0.31	0.31	0.31	0.31
Total annual fund operating expenses	1.54	1.56	1.25	1.10	0.78	0.59	0.50	0.44
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.44	1.46	1.15	1.00	0.68	0.49	0.40	0.34

2 The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least November 1, 2016. The waiver may only be modified or terminated with the approval of the series’ board.

3 Based on estimated amounts for the current fiscal year.

American Funds Portfolio Series / Summary Prospectus Amendment Page 2

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$149	$483	$840	$1,846
R-2E	117	386	676	1,501
R-3	102	340	596	1,330
R-5E	50	179	319	728

American Funds Preservation Portfolio

	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[3]	0.50	0.25	none	none	none
Other expenses	0.26	0.42[3]	0.27	0.21[3]	0.14	0.21[3]	0.12	0.04
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	1.56	1.57	1.27	1.11	0.79	0.61	0.52	0.44
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.46	1.47	1.17	1.01	0.69	0.51	0.42	0.34

2 The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least November 1, 2016. The waiver may only be modified or terminated with the approval of the series’ board.

3 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$150	$486	$845	$1,857
R-2E	119	393	687	1,524
R-3	103	343	601	1,342
R-5E	52	185	330	752

3.	The “Fees and expenses of the fund” section of the summary prospectus for American Funds Tax-Advantaged
Income Portfolio is amended by replacing footnote 2 to the “Annual fund operating expenses” table in its entirety with the following:

[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least November 1, 2016. The waiver may only be modified or terminated with the approval of the series’ board.

4.	The “Fees and expenses of the fund” section of the summary prospectus for American Funds Tax-Exempt
Preservation Portfolio is amended by replacing footnote 2 to the “Annual fund operating expenses” table in its entirety with the following:

[2]	The investment adviser is currently waiving its management fee of .10%. In addition, the investment adviser is currently reimbursing a portion of the other expenses for each share class. This waiver and reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the series’ board.

American Funds Portfolio Series / Summary Prospectus Amendment Page 3

5.	The “Investment results” section of the summary prospectus for each of the funds listed below is amended by replacing the current disclosure set forth thereunder in its entirety with the disclosure set forth under such fund’s name below.

American Funds Global Growth Portfolio

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	5/18/2012	–3.50%	14.13%
– After taxes on distributions		–3.99	13.77
– After taxes on distributions and sale of fund shares		–1.44	11.15

Share classes (before taxes)	Inception date	1 year	Lifetime
B	5/18/2012	–3.49%	14.62%
C	5/18/2012	0.52	15.82
F-1	5/18/2012	2.29	16.72
F-2	5/18/2012	2.59	17.01
529-A	5/18/2012	–3.55	14.10
529-B	5/18/2012	–3.52	14.56
529-C	5/18/2012	0.44	15.73
529-E	5/18/2012	2.00	16.40
529-F-1	5/18/2012	2.49	16.90
R-1	5/18/2012	1.48	15.86
R-2	5/18/2012	1.48	15.87
R-3	5/18/2012	1.92	16.34
R-4	5/18/2012	2.33	16.76
R-5	5/18/2012	2.58	17.04
R-6	5/18/2012	2.66	17.02

Indexes	1 year	Lifetime (from Class A inception)
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.16%	16.02%
Lipper Global Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	3.86	16.92

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Portfolio Series / Summary Prospectus Amendment Page 4

American Funds Growth Portfolio

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	5/18/2012	–0.25%	16.17%
– After taxes on distributions		–0.94	15.76
– After taxes on distributions and sale of fund shares		0.50	12.73

Share classes (before taxes)	Inception date	1 year	Lifetime
B	5/18/2012	–0.03%	16.72%
C	5/18/2012	3.96	17.89
F-1	5/18/2012	5.70	18.77
F-2	5/18/2012	6.03	19.07
529-A	5/18/2012	–0.31	16.11
529-B	5/18/2012	–0.10	16.61
529-C	5/18/2012	3.84	17.77
529-E	5/18/2012	5.49	18.44
529-F-1	5/18/2012	5.93	18.96
R-1	5/18/2012	5.00	17.94
R-2	5/18/2012	4.92	17.94
R-3	5/18/2012	5.48	18.44
R-4	5/18/2012	5.77	18.83
R-5	5/18/2012	6.05	19.12
R-6	5/18/2012	6.11	19.13

Indexes	1 year	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66%	21.98%
Lipper Growth Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	10.28	21.63

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Portfolio Series / Summary Prospectus Amendment Page 5

American Funds Growth and Income Portfolio

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Growth and Income Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	5/18/2012	0.91%	12.67%
– After taxes on distributions		0.07	11.96
– After taxes on distributions and sale of fund shares		1.24	9.88

Share classes (before taxes)	Inception date	1 year	Lifetime
B	5/18/2012	1.15%	13.11%
C	5/18/2012	5.20	14.36
F-1	5/18/2012	6.96	15.21
F-2	5/18/2012	7.22	15.48
529-A	5/18/2012	0.81	12.59
529-B	5/18/2012	1.07	13.00
529-C	5/18/2012	5.08	14.23
529-E	5/18/2012	6.68	14.87
529-F-1	5/18/2012	7.14	15.40
R-1	5/18/2012	6.16	14.37
R-2	5/18/2012	6.08	14.36
R-3	5/18/2012	6.60	14.85
R-4	5/18/2012	6.98	15.27
R-5	5/18/2012	7.19	15.52
R-6	5/18/2012	7.32	15.54

Indexes	1 year	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66%	21.98%
Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	8.77	18.12

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Portfolio Series / Summary Prospectus Amendment Page 6

American Funds Balanced Portfolio

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Balanced Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	5/18/2012	0.47%	11.08%
– After taxes on distributions		–0.06	10.64
– After taxes on distributions and sale of fund shares		0.71	8.66

Share classes (before taxes)	Inception date	1 year	Lifetime
B	5/18/2012	0.75%	11.48%
C	5/18/2012	4.80	12.76
F-1	5/18/2012	6.55	13.59
F-2	5/18/2012	6.83	13.87
529-A	5/18/2012	0.37	11.01
529-B	5/18/2012	0.65	11.38
529-C	5/18/2012	4.69	12.65
529-E	5/18/2012	6.30	13.27
529-F-1	5/18/2012	6.74	13.79
R-1	5/18/2012	5.76	12.80
R-2	5/18/2012	5.75	12.81
R-3	5/18/2012	6.20	13.24
R-4	5/18/2012	6.58	13.60
R-5	5/18/2012	6.86	13.94
R-6	5/18/2012	6.92	13.96

Indexes	1 year	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66%	21.98%
Lipper Balanced Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.21	12.54

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Portfolio Series / Summary Prospectus Amendment Page 7

American Funds Income Portfolio

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Income Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	5/18/2012	0.49%	7.88%
– After taxes on distributions		–0.61	6.80
– After taxes on distributions and sale of fund shares		0.74	5.83

Share classes (before taxes)	Inception date	1 year	Lifetime
B	5/18/2012	0.66%	8.17%
C	5/18/2012	4.77	9.53
F-1	5/18/2012	6.55	10.36
F-2	5/18/2012	6.82	10.61
529-A	5/18/2012	0.41	7.82
529-B	5/18/2012	0.63	8.12
529-C	5/18/2012	4.64	9.42
529-E	5/18/2012	6.19	10.01
529-F-1	5/18/2012	6.75	10.54
R-1	5/18/2012	5.70	9.58
R-2	5/18/2012	5.70	9.56
R-3	5/18/2012	6.17	10.02
R-4	5/18/2012	6.58	10.41
R-5	5/18/2012	6.83	10.68
R-6	5/18/2012	6.91	10.66

Indexes	1 year	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66%	21.98%
Lipper Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	5.07	8.53

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Portfolio Series / Summary Prospectus Amendment Page 8

American Funds Tax-Advantaged Income Portfolio

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Income Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	5/18/2012	5.60%	10.22%
– After taxes on distributions		5.31	9.89
– After taxes on distributions and sale of fund shares		4.19	8.29

Share classes (before taxes)	Inception date	1 year	Lifetime
B	5/18/2012	3.92%	9.78%
C	5/18/2012	7.93	11.04
F-1	5/18/2012	9.69	11.88
F-2	5/18/2012	10.07	12.16

Indexes	1 year	Lifetime (from Class A inception)
Barclays Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	9.05%	3.49%
Lipper Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	5.07	8.53

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Portfolio Series / Summary Prospectus Amendment Page 9

American Funds Preservation Portfolio

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short-Intermediate Investment Grade Debt Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	5/18/2012	–0.62%	–0.19%
– After taxes on distributions		–1.04	–0.63
– After taxes on distributions and sale of fund shares		–0.35	–0.33

Share classes (before taxes)	Inception date	1 year	Lifetime
B	5/18/2012	–3.88%	–1.49%
C	5/18/2012	0.17	0.06
F-1	5/18/2012	1.90	0.80
F-2	5/18/2012	2.16	1.05
529-A	5/18/2012	–0.68	–0.23
529-B	5/18/2012	–3.96	–1.56
529-C	5/18/2012	0.08	–0.02
529-E	5/18/2012	1.62	0.53
529-F-1	5/18/2012	2.08	0.98
R-1	5/18/2012	1.18	0.17
R-2	5/18/2012	1.11	0.10
R-3	5/18/2012	1.59	0.51
R-4	5/18/2012	2.02	0.88
R-5	5/18/2012	2.16	1.08
R-6	5/18/2012	2.35	1.13
Indexes	1 year	Lifetime (from Class A inception)
Barclays U.S. Government/Credit 1-7 Year ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.98%	1.15%
Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.14	1.80

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Portfolio Series / Summary Prospectus Amendment Page 10

American Funds Tax-Exempt Preservation Portfolio

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Intermediate Municipal Debt Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	5/18/2012	2.36%	1.37%
– After taxes on distributions		2.36	1.37
– After taxes on distributions and sale of fund shares		2.45	1.63

Share classes (before taxes)	Inception date	1 year	Lifetime
B	5/18/2012	–0.69%	0.19%
C	5/18/2012	3.27	1.66
F-1	5/18/2012	5.12	2.43
F-2	5/18/2012	5.30	2.66

Indexes	1 year	Lifetime (from Class A inception)
Barclays Municipal Short-Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	3.85%	2.01%
Lipper Intermediate Municipal Debt Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	6.38	2.61

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Lit. No. MFGEBS-142-1015P Litho in USA CGD/RRD/10039-S51432